Document and Entity Information	9 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	ALLIANCE ENTERTAINMENT HOLDING CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 2
Amendment Flag	true
Entity Central Index Key	0001823584